UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Craig A. Drill
           d/b/a/ Craig Drill Capital Corporation and Craig Drill Capital, LLC

Address:   724 Fifth Avenue
           9th Floor
           New York, NY 10019

13F File Number: 28-10742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Craig A. Drill
Title:     Investment Manager / Managing Member
Phone:     (212) 508-5757


Signature, Place and Date of Signing:

/s/ Craig A. Drill              New York, New York           July 17, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total:  $182,169.9 (thousands)


List of Other Included Managers:

None


                                                                   FORM 13F INFORMATION TABLE
                                                                        Craig A. Drill
                                                                        June 30, 2006


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                         VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP        (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MGRS   SOLE    SHARED  NONE
--------------                 --------         -----        --------   -------   ---  ----  ----------  ----   ----    ------  ----
AMERICA MOVIL SA DE CV        SPON ADR L SHS    02364W105      788.3       23,700  SH        SOLE        NONE     23,700
BALDOR ELEC CO                      COM         057741100     1129.6       36,100  SH        SOLE        NONE     36,100
CIPHERGEN BIOSYSTEMS INC            COM         17252Y104     1029.0      927,000  SH        SOLE        NONE    927,000
COMARCO INC                         COM         200080109     3696.3      370,000  SH        SOLE        NONE    370,000
COOPER COS INC                    COM NEW       216648402     9770.4      220,600  SH        SOLE        NONE    220,600
EAGLE MATERIALS INC                 COM         26969P108      501.2       10,551  SH        SOLE        NONE     10,551
FARMER BROS CO                      COM         307675108      351.2       16,200  SH        SOLE        NONE     16,200
GILDAN ACTIVEWEAR INC               COM         375916103     1818.9       38,700  SH        SOLE        NONE     38,700
H & Q LIFE SCIENCES INVS        SH BEN INT      404053100     1062.6       68,952  SH        SOLE        NONE     68,952
PALOMAR MED TECHNOLOGIES INC      COM NEW       697529303    65232.6    1,429,600  SH        SOLE        NONE  1,429,600
QMED                                COM         747914109     2677.0      628,400  SH        SOLE        NONE    628,400
QUEST DIAGNOSTICS INC               COM         74834L100    25711.7      429,100  SH        SOLE        NONE    429,100
SEMPRA ENERGY                       COM         816851109    62030.2    1,363,900  SH        SOLE        NONE  1,363,900
THIRD WAVE TECHNOLOGIES INC         COM         88428W108     1158.9      388,900  SH        SOLE        NONE    388,900
TITANIUM METALS CORP              COM NEW       888339207     5212.0      151,600  SH        SOLE        NONE    151,600








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